Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2022
Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Production Facilities [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	10 years
Battery and Charging Swap Infrastructure [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	2 years
Trademark [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	10 years